Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details)	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
North America [Member]
Concentration Risk, Percentage	79.00%		86.00%		89.00%		78.00%	76.00%	80.00%
Europe [Member]
Concentration Risk, Percentage	17.00%		0.00%	[1]	10.00%		15.00%	15.00%	7.00%
Customer A [Member]
Concentration Risk, Percentage	0.00%	[2]	11.00%		0.00%	[2]	22.00%

[1]	Region did not represent greater than 10% of total net revenue.
[2]	Customer did not represent greater than 10% of total net revenue.